Condensed Consolidated and Combined Statements of Cash Flows (Unaudited) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net income	$ 63	$ 78	$ 279	$ 329	$ 263
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	34	33	137	92	70
Deferred income taxes			8	(31)	(36)
Share-based compensation	5	3	13	9	9
Non-cash separation costs			10
Restructuring charges, net			2	15	31
Payments of restructuring		(5)	(7)	(22)	(40)
Changes in assets and liabilities (net of acquisitions):
Changes in receivables	7	(3)	(61)	(45)	45
Changes in inventories	(31)	(16)	(18)	7	62
Changes in accounts payable	14	(31)	(9)	41	(38)
Changes in accrued liabilities	(25)	(5)	53	12	(11)
Changes in accrued taxes	3	11	56	(17)	(1)
Net changes in other assets and liabilities	(9)	6	(14)	5	16
Net Cash-Operating activities	61	71	449	395	370
Investing Activities
Capital expenditures	(31)	(19)	(126)	(94)	(62)
Proceeds from the sale of property, plant and equipment	2	2	11	4	11
Acquisitions of businesses and assets, net of cash acquired			(309)	(1,004)	(33)
Other, net		(1)	1	1
Net Cash-Investing activities	(29)	(18)	(423)	(1,093)	(84)
Financing Activities
Net transfer (to)/from former parent	(6)	(33)	(995)	745	(292)
Issuance of short-term debt	3		5
Issuance of senior notes, net of discount			1,198
Principal payments of debt and capital lease obligations	(3)		(8)
Purchase of common stock	(1)
Proceeds from exercise of employee stock options	16		1
Payments of debt issuance costs			(10)
Tax impact from equity compensation activity	(1)
Dividends paid	(19)		(19)
Other, net	1
Net Cash-Financing activities	(10)	(33)	172	745	(292)
Effect of exchange rate changes on cash	7	3	(11)	3	6
Net change in cash and cash equivalents	29	23	187	50
Cash and cash equivalents at beginning of year	318	131	131	81	81
Cash and cash equivalents at end of year	347	154	318	131	81
Cash paid during the period for:
Interest	11
Income taxes (net of refunds received)	$ 18	$ 9	$ 64	$ 110	$ 52